Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Schedule of Composition of Derivatives
In order to manage these risks and as described hereunder, the Company executes transactions in derivative financial instruments. Presented hereunder is the composition of the derivatives:

	For the year ended December
	2017	2016
	€ in thousands

Derivatives presented under current liabilities
Swap contracts	(121)	(479)
Derivatives presented under non-current liabilities
Forward contracts	(2,650)	(48)
Currency swap	(1,244)	-
Swap contracts	(418)	(2,279)
	(4,312)	(2,327)

Schedule of Forward and SWAP Contracts
The following table sets forth the details of the Company’s Forward and SWAP contracts with banking institutions:

	December 31, 2017
	Currency/	Currency/
	linkage/interest rate	Linkage/interest rate		Fair value - € in
	receivable	Payable	Date of expiration	thousand
EUR 8 million interest swap transaction for a period of 17 years, amortized semi-annually	Euribor 6 months	Fixed 2.67%	September 7, 2027	(28)
Euro 10 million interest swap transaction for a period of 17 years, amortized quarterly	Euribor 3 months	Fixed 3.595%	April 3, 2028	(20)
Euro 3.75 million interest swap transaction for a period of 15 years, semi-annually.	Euribor 6 months	Fixed 2.53%	June 30, 2027	(269)
Euro 7.5 million interest rate swap transaction for a period of 12 years, semi-annually.	Euribor 6 months	Fixed 1.17%	December 31, 2027	(222)
Forward EUR/USD contracts with an aggregate EUR denominated principal of EUR 20 million.	weighted average rate of approximately 1.18		November 2021	(2,650)
NIS 83.2 million currency swap transaction EUR/NIS for a period of 7 years, semi-annually.	NIS	Euro	June 2024	(1,244)

Schedule of Contractual Maturities of Financial Liabilities
The following are the contractual maturities of financial liabilities at undiscounted amounts and based on the spot rates at the reporting date, including estimated interest payments. This disclosure excludes the impact of netting agreements:

	December 31, 2017
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	2 years	3-5 years	5 years
	Euro€ in thousands
Non-derivative financial liabilities

Long term loans, including current maturities	44,864	48,506	4,313	4,861	14,744	24,588

Finance lease obligation including current maturities	4,020	4,987	483	483	1,449	2,572

Debentures	57,631	67,884	7,251	11,398	31,880	17,355

Trade payables and other accounts payable	2,990	2,990	2,990	-	-	-

	109,505	124,367	15,037	16,742	48,073	44,515

Derivative finance liabilities

Forward contracts	2,650	2,650	-	-	2,650	-

Currency swap	1,244	1,244	(145)	75	446	868

Swap contracts	539	539	121	183	116	119

	4,433	4,433	(24)	258	3,212	987

	December 31, 2016
	Carrying	Contractual	Less than			More than
	Amount	cash flows	1 year	2 years	3-5 years	5 years
	Euro€ in thousands
Non-derivative financial liabilities

Long term loans, including current maturities	17,737	21,163	1,245	1,642	5,195	13,081

Finance lease obligation including current maturities	4,338	5,470	483	483	1,449	3,055

Debentures	33,806	41,063	6,550	6,322	17,598	10,593

Trade payables and other accounts payable	2,389	2,389	2,389	-	-	-

	58,270	70,085	10,667	8,447	24,242	26,729

Derivative finance liabilities

Forward contracts	48	48	-	-	48	-
Swap contracts	2,758	2,758	479	683	655	941

	2,806	2,806	479	683	703	941

Schedule of Company's Exposure to Linkage and Foreign Currency Risk
The Company's exposure to linkage and foreign currency risk except in respect of derivatives (see hereunder) was as follow:

	December 31, 2017
	Non-monetary/Non finance	NIS(*)	USD	Unlinked/EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	2,723	11,742	9,497	23,962
Marketable securities	-	-	2,162	-	2,162
Restricted cash short-term and	-	-	-
restricted marketable securities	-		3,250	15	3,265
Receivable from concession project	-	1,286	-	-	1,286
Trade and other receivables	548	3,359	731	6,007	10,645
Financial asset short-term	-	1,249	-	-	1,249
Non-current assets:
Investments in equity accounted investees	17,171	10,484	-	-	27,655
Advances on account of investments in process	8,825	-	-	-	8,825
Concession intangible asset	5,505	-	-	-	5,505
Financial asset	-	27,725	-	-	27,725
Fixed assets	78,837	-	-	-	78,837
Restricted cash long-term	-	1,797	351	1,512	3,660
Deferred tax	1,777	-	-	-	1,777
Other assets	1,122	-	-	413	1,535
Current liabilities:
Loans and borrowings	-	(1,455)	-	(1,648)	(3,103)
Short-term debentures	-	(4,644)	-	-	(4,644)
Accounts payable	-	7	-	(1,356)	(1,349)
Accrued expenses and other payables	-	(811)	-	(1,376)	(2,187)
Non-current liabilities:
Finance lease obligations	-	-	-	(3,690)	(3,690)
Long-term loans	-	(20,141)	-	(21,950)	(42,091)
Long-term debentures	-	(52,987)	-	-	(52,987)
Deferred tax	(5,982)	-	-	-	(5,982)
Other long-term liabilities	-	(4)	-	(4,551)	(4,555)
Total exposure in statement of financial position in respect of financial assets and financial liabilities	107,803	(31,412)	18,236	(17,127)	77,500

(*) including items linked to CPI

	December 31, 2016
	Non-monetary	NIS	Unlinked	EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	101	16,717	5,668	22,486
Marketable securities	-	-	972	-	972
Restricted cash short-term	-	-	-	15	15
Trade and other receivables	507	1,552	2,065	5,363	9,487
Non-current assets:
Investments in equity accounted investees	17,753	11,520	-	-	29,273
Advances on account of investments in process	812	-	-	-	812
Financial asset	-	1,265	-	-	1,265
Fixed assets	73,274	-	-	-	73,274
Restricted cash long-term	-	-	3,620	1,514	5,134
Deferred tax	2,485	-	-	-	2,485
Other assets	903	96	2,227	35	3,261
Current liabilities:
Loans and borrowings	-	-	-	(1,094)	(1,094)
Short-term debentures	-	(4,744)	-	-	(4,744)
Accounts payable	-	(63)	(88)	(1,450)	(1,601)
Accrued expenses and other payables	(1,176)	(879)	(357)	(707)	(3,119)
Non-current liabilities:
Finance lease obligations	-	-	-	(4,020)	(4,020)
Long-term loans	-	(398)	-	(16,563)	(16,961)
Long-term debentures	-	(29,046)	-	-	(29,046)
Deferred tax	(881)	-	-	-	(881)
Other long-term liabilities	-	(2)	-	(2,625)	(2,627)
Total exposure in statement of financial position in respect of financial assets and financial liabilities	93,677	(20,598)	25,156	(13,864)	84,371

Schedule of Significant Exchange Rates
Information regarding significant exchange rates:

	For the year ended December 31
	Rate of		Rate of
	Change		Change
	%	Dollar	%	NIS
1 Euro in 2017	13.9	1.198	2.7	4.153
1 Euro in 2016	(3.4)	1.052	(4.8)	4.044

Schedule of Sensitivity Analysis
The analysis assumes that all other variables, in particular interest rates, remain constant.

	December 31, 2017
	Increase	Decrease
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	761	(761)
5% in NIS	(378)	378

	December 31, 2016
	Increase	Decrease
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	981	(981)
5% in NIS	(256)	256

Schedule of Change in Interest Rate
A change in interest rate would have increased (decreased) profit or loss by the amounts shown below:

	December 31,
	2017	2016
	Profit or loss	Profit or loss
	€ in thousands
Increase of 1%	804	864
Increase of 3%	2,473	2,587
Decrease of 1%	(863)	(857)
Decrease of 3%	(2,532)	(2,581)

Schedule of Statement of Fair value of Other Financial Liabilities
The fair values of the other financial liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	December 31, 2017
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	57,631	60,518	-	-
Loans from banks and others (including current maturities)	44,864	-	45,561	-	Future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53% and 4.65% Linkage to Consumer price index in Israel
Finance lease obligations (including current maturities)	4,020	-	4,209	-	Future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.85%
	106,515	60,518	49,770	-

	December 31, 2016
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	33,806	36,542	-	-
Loans from banks and others (including current maturities)	17,737	-	18,334	-	Future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53%
Finance lease obligations (including current maturities)	4,388	-	4,388	-	Future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.85%
	55,931	36,542	22,722	-

Schedule of Interest Rates Used to Discount Estimated Cash Flows
The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus an adequate credit spread, and were as follows:

December 31
	2017		2016
%
Non-current liabilities:
Loans from banks	Euribor+ 2.53%		Euribor+ 2.53%
Loans from banks	4.65% Linkage to Consumer price index in Israel		-
Finance lease obligations	Euribor+ 2.85%		Euribor+ 2.85%

Schedule of Fair Values Hierarchy
	December 31, 2017
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Income receivable in connection with the Erez electricity pumped storage project (see Note 6)	-	-	1,249	1,249
The fair value of the income receivable in connection with the Erez electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.

Marketable securities	-	5,412	-	5,412	Market price
Forward contracts	-	2,650	-	2,650
Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Swap contracts	-	539	-	539
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	1,244	-	1,244
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

	December 31, 2016
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Income receivable in connection with the Erez electricity pumped storage project (see Note 6)	-	-	1,265	1,265
The fair value of the income receivable in connection with the Erez electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.

Option to require additional shares in investee	-	-	*	-
Marketable securities	-	972	-	972	Market price
Forward contracts	-	48	-	48
Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Swap contracts	-	(2,758)	-	(2,758)
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Schedule of Reconciliation Financial Instruments Carried at Fair Value
The table hereunder presents reconciliation from the beginning balance to the ending balance of financial instruments carried at fair value in level 3 of the fair value hierarchy:

Financial assets
Income receivable in connection with the Erez electricity
pumped storage project
€ in thousands
Balance as at December 31, 2015	1,148

Total income recognized in profit or loss	56
Exercise of first option to acquire additional shares	-
Foreign Currency translation adjustments	61

Balance as at December 31, 2016	1,265

Total income recognized in profit or loss	17
Exercise of second option to acquire additional shares	-
Foreign Currency translation adjustments	(33)

Balance as at December 31, 2017	1,249

Receivable from concession project
Income receivable in connection with the concession project
€ in thousands

Balance as at October 18, 2017	28,927

Total income recognized in profit or loss	793
Proceeds from receivable from concession project	(738)
Foreign Currency translation adjustments	29

Balance as at December 31, 2017	29,011